Fair Value Measurements - Hierarchy - Recurring Basis (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents		$ 165,000,000
Available-for-sale securities	$ 1,729,000,000	604,000,000
Trading securities	137,000,000	2,330,000,000
Preferred stock	6,000,000	0
Investment securities	1,867,000,000	2,935,000,000
Other trading securities	128,000,000	5,000,000
Transfer from Level 1 Assets to Level 2	0	0
Transfer from Level 2 Assets to Level 1	0	0
Transfer from Level 1 Liabilities to Level 2	0	0
Transfers from Level 2 Liabilities to Level 1	0	0
Bonds
Assets
Available-for-sale securities	1,691,000,000	596,000,000
Trading securities	131,000,000
U.S. government and government sponsored entities
Assets
Available-for-sale securities	111,000,000	64,000,000
Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	140,000,000	102,000,000
Certificates of deposit and commercial paper
Assets
Available-for-sale securities		3,000,000
Corporate debt
Assets
Available-for-sale securities	999,000,000	267,000,000
Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities	128,000,000	73,000,000
Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities	116,000,000	24,000,000
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities	71,000,000	63,000,000
Preferred stock
Assets
Available-for-sale securities	13,000,000	7,000,000
Common Stock
Assets
Available-for-sale securities	23,000,000
Other long-term investments
Assets
Available-for-sale securities	2,000,000	1,000,000
Level 1
Assets
Cash and cash equivalents	939,000,000	714,000,000
Investment securities	36,000,000	0
Level 2
Assets
Cash and cash equivalents	0	165,000,000
Investment securities	1,829,000,000	2,926,000,000
Level 3
Assets
Cash and cash equivalents	0	0
Investment securities	2,000,000	9,000,000
Recurring basis
Assets
Cash and cash equivalents in mutual funds	240,000,000	236,000,000
Cash and cash equivalents		165,000,000
Available-for-sale securities	1,729,000,000	604,000,000
Trading securities	137,000,000	2,330,000,000
Investment securities	1,866,000,000	2,934,000,000
Restricted cash in mutual funds	277,000,000	207,000,000
Total	2,383,000,000	3,542,000,000
Other trading securities	128,000,000	5,000,000
Recurring basis | Bonds
Assets
Available-for-sale securities		596,000,000
Recurring basis | U.S. government and government sponsored entities
Assets
Available-for-sale securities	111,000,000	64,000,000
Trading securities		303,000,000
Recurring basis | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	140,000,000	102,000,000
Trading securities		14,000,000
Recurring basis | Certificates of deposit and commercial paper
Assets
Available-for-sale securities		3,000,000
Trading securities		238,000,000
Recurring basis | Non-US government and government sponsored entities [Member]
Assets
Available-for-sale securities	126,000,000
Trading securities	3,000,000	20,000,000
Recurring basis | Corporate debt
Assets
Available-for-sale securities	999,000,000	267,000,000
Trading securities	124,000,000	1,056,000,000
Recurring basis | Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities	128,000,000	73,000,000
Trading securities	2,000,000	36,000,000
Recurring basis | Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities	116,000,000	24,000,000
Trading securities	2,000,000	151,000,000
Recurring basis | Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities	71,000,000	63,000,000
Trading securities		512,000,000
Recurring basis | Preferred stock
Assets
Available-for-sale securities	13,000,000	7,000,000
Preferred stock	6,000,000
Recurring basis | Common Stock
Assets
Available-for-sale securities	23,000,000
Recurring basis | Other long-term investments
Assets
Available-for-sale securities	2,000,000	1,000,000
Recurring basis | Level 1
Assets
Cash and cash equivalents in mutual funds	240,000,000	236,000,000
Cash and cash equivalents		0
Available-for-sale securities	29,000,000	0
Trading securities	6,000,000	0
Investment securities	35,000,000	0
Restricted cash in mutual funds	277,000,000	207,000,000
Total	552,000,000	443,000,000
Recurring basis | Level 1 | Bonds
Assets
Available-for-sale securities		0
Recurring basis | Level 1 | U.S. government and government sponsored entities
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 1 | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 1 | Certificates of deposit and commercial paper
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 1 | Non-US government and government sponsored entities [Member]
Assets
Trading securities		0
Recurring basis | Level 1 | Corporate debt
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 1 | Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 1 | Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 1 | Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 1 | Preferred stock
Assets
Available-for-sale securities	6,000,000	0
Preferred stock	6,000,000
Recurring basis | Level 1 | Common Stock
Assets
Available-for-sale securities	23,000,000
Recurring basis | Level 1 | Other long-term investments
Assets
Available-for-sale securities		0
Recurring basis | Level 2
Assets
Cash and cash equivalents in mutual funds	0	0
Cash and cash equivalents		165,000,000
Available-for-sale securities	1,698,000,000	596,000,000
Trading securities	131,000,000	2,330,000,000
Investment securities	1,829,000,000	2,926,000,000
Restricted cash in mutual funds		0
Total	1,829,000,000	3,091,000,000
Recurring basis | Level 2 | Bonds
Assets
Available-for-sale securities	1,691,000,000	589,000,000
Trading securities	131,000,000
Recurring basis | Level 2 | U.S. government and government sponsored entities
Assets
Available-for-sale securities	111,000,000	64,000,000
Trading securities		303,000,000
Recurring basis | Level 2 | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	140,000,000	102,000,000
Trading securities		14,000,000
Recurring basis | Level 2 | Certificates of deposit and commercial paper
Assets
Available-for-sale securities		3,000,000
Trading securities		238,000,000
Recurring basis | Level 2 | Non-US government and government sponsored entities [Member]
Assets
Available-for-sale securities	126,000,000
Trading securities	3,000,000	20,000,000
Recurring basis | Level 2 | Corporate debt
Assets
Available-for-sale securities	999,000,000	263,000,000
Trading securities	124,000,000	1,056,000,000
Recurring basis | Level 2 | Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities	128,000,000	73,000,000
Trading securities	2,000,000	36,000,000
Recurring basis | Level 2 | Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities	116,000,000	21,000,000
Trading securities	2,000,000	151,000,000
Recurring basis | Level 2 | Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities	71,000,000	63,000,000
Trading securities		512,000,000
Recurring basis | Level 2 | Preferred stock
Assets
Available-for-sale securities	7,000,000	7,000,000
Recurring basis | Level 2 | Common Stock
Assets
Available-for-sale securities	0
Recurring basis | Level 2 | Other long-term investments
Assets
Available-for-sale securities		0
Recurring basis | Level 3
Assets
Cash and cash equivalents in mutual funds	0	0
Cash and cash equivalents		0
Available-for-sale securities	2,000,000	8,000,000
Trading securities		0
Investment securities	2,000,000	8,000,000
Restricted cash in mutual funds		0
Total	2,000,000	8,000,000
Recurring basis | Level 3 | Bonds
Assets
Available-for-sale securities		7,000,000
Recurring basis | Level 3 | U.S. government and government sponsored entities
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 3 | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 3 | Certificates of deposit and commercial paper
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 3 | Non-US government and government sponsored entities [Member]
Assets
Trading securities		0
Recurring basis | Level 3 | Corporate debt
Assets
Available-for-sale securities		4,000,000
Trading securities		0
Recurring basis | Level 3 | Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 3 | Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities		3,000,000
Trading securities		0
Recurring basis | Level 3 | Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities		0
Trading securities		0
Recurring basis | Level 3 | Preferred stock
Assets
Available-for-sale securities		0
Recurring basis | Level 3 | Other long-term investments
Assets
Available-for-sale securities	2,000,000	1,000,000
Portion at Other than Fair Value Measurement | Common Stock
Assets
Available-for-sale securities	$ 1,000,000	$ 1,000,000